UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle St. Suite 645

Chicago, IL 60610

(Address of principal executive offices)

 (Zip code)

Patrick W. Galley

325 N. LaSalle Street

Suite 645

Chicago, IL 60610

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

RiverNorth Core Opportunity Fund

AFFILIATED MANAGERS GROUP

Ticker Symbol:AMG	Cusip Number:008252108
Record Date: 4/22/2008	Meeting Date: 6/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Vote	For	Issuer	For	With
2	Ratify PriceWaterhouseCooper as public accountant	For	Issuer	For	With/Against

ALLIANCE ALL-MARKET ADVANTAGE FUND

Ticker Symbol:AMO	Cusip Number:01852M108
Record Date: 8/31/2007	Meeting Date: 11/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve acquisition of and liquidation of Alliance All-Market Advantage Fund, Inc., by AllianceBernstein Large Cap Growth Fund.	Split	Issuer	For/Against	With/Against

ASA LIMITED

Ticker Symbol:ASA	Cusip Number:G3156P103
Record Date: 1/14/2008	Meeting Date: 3/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against

ASA LIMITED

Ticker Symbol:ASA	Cusip Number:G3156P103
Record Date: 1/14/2008	Meeting Date: 3/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratify Auditor	Split	Issuer	For	With/Against
3	30% tender offer at 99% of NAV	Split	Stockholder	Against	With/Against

ASA LIMITED

Ticker Symbol:ASA	Cusip Number:G3156P103
Record Date: 1/14/2008	Meeting Date: 4/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against
2	Ratify Auditor	Split	Issuer	For	With/Against
3	Consider self tender offer for 30% of the outstanding shares at 99% of NAV.	Split	Stockholder	Against	With/Against

ASA LIMITED

Ticker Symbol:ASA	Cusip Number:G3156P103
Record Date: 1/14/2008	Meeting Date: 4/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Self-tender offer for 30% of outstanding shares at 99% of NAV	Split	Stockholder	N/A	N/A
2	Directors	Split	Stockholder	N/A	N/A
3	Ratify Auditor	Split	Stockholder	N/A	N/A

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRKA	Cusip Number:084670108
Record Date: 3/5/2008	Meeting Date: 5/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

BROOKFIELD ASSET MANAGEMENT

Ticker Symbol:BAM	Cusip Number:112585104
Record Date: 3/12/2008	Meeting Date: 4/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify Auditor	For	Issuer	For	With

CALAMOS STRATEGIC RETURN

Ticker Symbol:CSQ	Cusip Number:128125101
Record Date: 4/18/2008	Meeting Date: 6/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	Split	Issuer	For/Against	With/Against

DWS GLOBAL COMMODITIES

Ticker Symbol:GCS	Cusip Number:23338Y100
Record Date: 8/15/2007	Meeting Date: 10/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For/Against	With/Against

EATON VANCE LIMITED DURATION INCOME

Ticker Symbol:EVV	Cusip Number:27828H105
Record Date: 12/14/2007	Meeting Date: 2/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For/Against	With/Against

EATON VANCE TAX ADVANTAGED DIV INC

Ticker Symbol:EVT	Cusip Number:27828G107
Record Date: 4/14/2008	Meeting Date: 6/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	Split	Issuer	For	With/Against

FIDELITY MONEY MARKET PORTFOLIO INS

Ticker Symbol:FNSXX	Cusip Number:31607A109
Record Date: 2/19/2008	Meeting Date: 4/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against

GABELLI GLOBAL DEAL FUND

Ticker Symbol:GDL	Cusip Number:36245G103
Record Date: 3/17/2008	Meeting Date: 5/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors vote	Split	Issuer	For	With/Against

HIGHLAND CREDIT STRATEGIES

Ticker Symbol:HCF	Cusip Number:43005Q107
Record Date: 4/14/2008	Meeting Date: 6/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	Split	Issuer	For	With/Against

HIGHLAND DISTRESSED OPPORTUNITIES

Ticker Symbol:HCD	Cusip Number:430067108
Record Date: 4/14/2008	Meeting Date: 6/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Vote	Split	Issuer	For	With/Against
2	Ratification of PriceWaterhouseCoopers as public accountant	Split	Issuer	For	With/Against
3	Approval to sell shares below NAV, or warrants, options or rights to acquire its commont stock at a price below NAV.	Split	Issuer	For	With/Against

LIBERTY ALL-STAR EQUITY FUND

Ticker Symbol:USA	Cusip Number:530158104
Record Date: 2/15/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against

MFS INTERMEDIATE INCOME

Ticker Symbol:MIN	Cusip Number:55273C107
Record Date: 8/7/2007	Meeting Date: 10/4/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against

NASDAQ PREMIUM INCOME & GROWTH FUND

Ticker Symbol:QQQX	Cusip Number:63110R105
Record Date: 2/26/2008	Meeting Date: 4/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against

NUVEEN CORE EQUITY ALPHA FUND

Ticker Symbol:JCE	Cusip Number:271559049
Record Date: 5/2/2008	Meeting Date: 6/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	Split	Issuer	For/Against	With/Against
2	Ratify Selection of PriceWaterhouseCooper	Split	Issuer	For/Against	With/Against

NUVEEN EQUITY PREMIUM FUND

Ticker Symbol:JPZ	Cusip Number:6706ER101
Record Date: 5/2/2008	Meeting Date: 6/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Elections	Split	Issuer	For/Against	With/Against

NUVEEN INSURED DIVIDENT ADV MUNI FD

Ticker Symbol:NVG	Cusip Number:67071L106
Record Date: 5/2/2008	Meeting Date: 6/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	Split	Issuer	For/Against	With/Against
3A1	Approve elimination of the fundamental policy relating to tax-exempt municipal bonds	Split	Issuer	For/Against	With/Against
3B	Approve fundamental policy relating to tax-exempt securities	Split	Issuer	For/Against	With/Against

NUVEEN INVESTMENTS INC

Ticker Symbol:JNC	Cusip Number:67090F106
Record Date: 8/13/2007	Meeting Date: 9/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 and 2	1) Merger Proposal 2) Meeting adjournment if more time is needed for proxy solicitation	For	Issuer	For	With

NUVEEN MULTI-STRATEGY INCM & GRWTH

Ticker Symbol:JPC	Cusip Number:67073B106
Record Date: 5/2/2008	Meeting Date: 6/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Elections	Split	Issuer	For/Against	With/Against

NUVEEN TAX-ADVANTAGED DVDND GROWTH

Ticker Symbol:JTD	Cusip Number:67073G105
Record Date: 5/2/2008	Meeting Date: 6/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Elections	Split	Issuer	For/Against	With/Against

PUTNAM MASTER INTERMEDIATE INCOM

Ticker Symbol:PIM	Cusip Number:746909100
Record Date: 11/23/2007	Meeting Date: 1/31/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Converting to an Open End Investment Company	Split	Issuer	Against	With/Against
1	Directors	Split	Issuer	For	With/Against

S&P 500 COVERED CALL FUND

Ticker Symbol:BEP	Cusip Number:78381P109
Record Date: 2/26/2008	Meeting Date: 4/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against

SUNAMERICA FOCUSED ALPHA GROWTH

Ticker Symbol:FGF	Cusip Number:867037103
Record Date: 9/18/2007	Meeting Date: 11/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve a new subadvisory agreement with Marsico Capital Management	Split	Issuer	For	With/Against

SUNAMERICA FOCUSED ALPHA GROWTH FUN

Ticker Symbol:FGF	Cusip Number:867037103
Record Date: 3/11/2008	Meeting Date: 4/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against

TRI-CONTINENTAL CORPORATION

Ticker Symbol:TY	Cusip Number:895436103
Record Date: 2/15/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against
2	ratify Auditor	Split	Issuer	For	With/Against

WESTERN ASSET/CLAYMORE

Ticker Symbol:WIW	Cusip Number:95766R104
Record Date: 4/10/2008	Meeting Date: 5/27/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	Split	Issuer	For	With/Against
2	Merge WIW into WAIIX	Split	Stockholder	Against	With/Against

WESTERN ASSET/CLAYMORE LINKED OPP

Ticker Symbol:WIW	Cusip Number:95766R104
Record Date: 4/10/2008	Meeting Date: 6/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections for directors nominated by management	Split	Issuer	For/Against	With/Against
2	Shareholders ask management to merge WIW into WAIIX or open-end the fund or allow shareholders to trade WIW for WAIIX at NAV.	Split	Issuer	For/Against	With/Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Funds

By /s/Patrick W. Galley

* Patrick W. Galley

President and Treasurer

Date: August 21, 2008

*Print the name and title of each signing officer under his or her signature.